INVENTORY (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory balances
Parts	$ 298,809	$ 164,131	$ 250,700
Finished Goods	180,291	386,564	26,643
Total	$ 479,100	$ 550,695	$ 277,343